Pension Plans and Other Benefit Plans - Reconciliation of the net present value of the defined benefit obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	€ 102
Ending balance	99	€ 102
Net present value of defined benefit obligation
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	113	111
Current service cost	6	6
Interest expense	3	3
Expenses recognised in the statement of profit and loss	9	9
Actuarial losses due to experience adjustments	(2)	(2)
Actuarial gains due to changes in financial assumptions	(4)	(1)
Revaluation recognised directly in other comprehensive income	(6)	(3)
Pension benefits paid	(6)	(4)
Ending balance	€ 110	€ 113